Guarantor and Non-Guarantor Financial Statements (Tables)	9 Months Ended
Sep. 30, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet (Unaudited)

September 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$51,014	$—	$1	$3,026	$35,634	$12,353
Intercompany receivables - current	—	(227,753)	—	193,736	21,076	12,941
Accounts receivable, net	247,468	—	—	—	226,493	20,975
Related party receivables	28,888	—	—	—	28,888	—
Inventories	182,343	—	—	—	154,252	28,091
Assets held for sale	1,561	—	—	—	—	1,561
Deferred tax assets	31,209	—	—	1,585	28,315	1,309
Other current assets	22,021	—	—	276	15,902	5,843

Total current assets	564,504	(227,753)	1	198,623	510,560	83,073
Property, plant and equipment, net	162,272	—	—	—	123,201	39,071
Investment in subsidiaries	—	(1,105,651)	268,414	739,145	98,092	—
Goodwill	309,407	—	—	—	278,570	30,837
Other intangible assets, net	381,394	—	—	—	374,193	7,201
Intercompany receivables - non-current	—	(5,092)	—	—	5,092	—
Deferred financing costs, net	15,353	—	—	15,353	—	—
Other long-term assets	4,154	—	—	—	3,245	909

Total assets	$1,437,084	$(1,338,496)	$268,415	$953,121	$1,392,953	$161,091

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$139,357	$—	$—	$—	$119,133	$20,224
Current maturities of long-term debt	3,168	—	—	3,000	168	—
Related party payables	912	—	16	—	223	673
Intercompany payables - current	—	(227,740)	—	711	207,496	19,533
Accrued expenses and other current liabilities	111,293	(13)	—	5,595	95,587	10,124

Total current liabilities	254,730	(227,753)	16	9,306	422,607	50,554
Long-term debt, less current maturities	688,597	—	—	688,054	508	35
Pension and other post-retirement liabilities	116,015	—	—	—	115,191	824
Deferred tax liabilities	107,238	—	—	(12,653)	114,418	5,473
Intercompany payables - non-current	—	(5,092)	—	—	—	5,092
Other long-term liabilities	2,105	—	—	—	1,084	1,021
Total shareholder’s equity (deficit)	268,399	(1,105,651)	268,399	268,414	739,145	98,092

Total liabilities and shareholder’s equity (deficit)	$1,437,084	$(1,338,496)	$268,415	$953,121	$1,392,953	$161,091

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables - non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended September 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$252,091	$(28,253)	$—	$—	$236,929	$43,415
Cost of sales	203,960	(28,253)	—	—	192,715	39,498

Gross profit	48,131	—	—	—	44,214	3,917
Operating expenses
Selling and warehousing	(17,123)	—	—	—	(15,282)	(1,841)
General and administrative	(10,796)	—	—	(1,274)	(8,572)	(950)
Amortization of acquired intangible assets	(5,542)	—	—	—	(5,308)	(234)
Restructuring costs, net	(827)	—	—	—	(767)	(60)
Antitrust litigation costs	(141)	—	—	—	(46)	(95)

Operating income (loss)	13,702	—	—	(1,274)	14,239	737
Other expense
Interest (expense) income, net	(13,628)	—	—	(13,653)	—	25
Intercompany interest	—	—	—	5,568	(5,497)	(71)
Miscellaneous, net	(1,329)	—	1	—	(1,366)	36

(Loss) income before income taxes	(1,255)	—	1	(9,359)	7,376	727
Income tax (expense) benefit	(580)	—	—	4,220	(4,301)	(499)

Net (loss) income before equity in earnings of subsidiaries	(1,835)	—	1	(5,139)	3,075	228
Equity (deficit) in earnings of subsidiaries	—	(1,695)	(1,836)	3,303	228	—

Net (loss) income	$(1,835)	$(1,695)	$(1,835)	$(1,836)	$3,303	$228

Comprehensive (loss) income	$(390)	$(25,466)	$19,801	$(391)	$4,748	$918

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended September 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$249,776	$(28,517)	$—	$—	$237,792	$40,501
Cost of sales	190,847	(28,517)	—	—	184,461	34,903

Gross profit	58,929	—	—	—	53,331	5,598
Operating expenses
Selling and warehousing	(16,131)	—	—	—	(14,492)	(1,639)
General and administrative	(13,767)	—	—	(5,781)	(6,989)	(997)
Amortization of acquired intangible assets	(5,572)	—	—	—	(5,347)	(225)
Restructuring costs, net	(697)	—	—	—	(524)	(173)
Antitrust litigation costs	(283)	—	—	—	(283)	—

Operating income (loss)	22,479	—	—	(5,781)	25,696	2,564
Other expense
Interest expense, net	(13,492)	—	—	(13,469)	(14)	(9)
Intercompany interest	—	—	—	5,630	(5,540)	(90)
Miscellaneous, net	(2,009)	—	—	—	(2,016)	7

Income (loss) before income taxes	6,978	—	—	(13,620)	18,126	2,472
Income tax (expense) benefit	(2,179)	—	—	4,374	(5,548)	(1,005)

Net income (loss) before equity in earnings of subsidiaries	4,799	—	—	(9,246)	12,578	1,467
Equity (deficit) in earnings of subsidiaries	—	(20,311)	4,799	14,045	1,467	—

Net income (loss)	$4,799	$(20,311)	$4,799	$4,799	$14,045	$1,467

Comprehensive income (loss)	$6,342	$(42,126)	$23,351	$6,342	$15,588	$3,187

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Nine Months Ended September 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$750,359	$(90,042)	$—	$—	$706,941	$133,460
Cost of sales	605,900	(90,042)	—	—	576,879	119,063

Gross profit	144,459	—	—	—	130,062	14,397
Operating expenses
Selling and warehousing	(53,202)	—	—	—	(48,026)	(5,176)
General and administrative	(36,821)	—	—	(7,444)	(26,504)	(2,873)
Amortization of acquired intangible assets	(16,629)	—	—	—	(15,927)	(702)
Restructuring costs, net	(2,936)	—	—	—	(1,676)	(1,260)
Antitrust litigation costs	(181)	—	—	—	(86)	(95)

Operating income (loss)	34,690	—	—	(7,444)	37,843	4,291
Other expense
Interest (expense) income, net	(37,766)	—	—	(40,700)	(8)	2,942
Intercompany interest	—	—	—	16,705	(16,481)	(224)
Miscellaneous, net	(1,986)	—	—	—	(4,072)	2,086

(Loss) income before income taxes	(5,062)	—	—	(31,439)	17,282	9,095
Income tax (expense) benefit	(169)	—	—	11,954	(9,266)	(2,857)

Net (loss) income before equity in earnings of subsidiaries	(5,231)	—	—	(19,485)	8,016	6,238
Equity (deficit) in earnings of subsidiaries	—	(15,261)	(5,231)	14,254	6,238	—

Net (loss) income	$(5,231)	$(15,261)	$(5,231)	$(5,231)	$14,254	$6,238

Comprehensive (loss) income	$(2,762)	$(22,366)	$(1,044)	$(2,762)	$16,723	$6,687

Condensed Consolidating Statement of Comprehensive Income (Loss)

Nine Months Ended September 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries

Net sales	$746,008	$(88,257)	$—	$—	$709,965	$124,300
Cost of sales	567,006	(88,257)	—	—	547,002	108,261

Gross profit	179,002	—	—	—	162,963	16,039
Operating expenses
Selling and warehousing	(50,615)	—	—	—	(45,514)	(5,101)
General and administrative	(44,887)	—	(3)	(14,495)	(26,962)	(3,427)
Amortization of acquired intangible assets	(16,626)	—	—	—	(15,937)	(689)
Restructuring costs, net	(4,464)	—	—	—	(1,237)	(3,227)
Antitrust litigation costs	(1,167)	—	—	—	(1,167)	—

Operating income (loss)	61,243	—	(3)	(14,495)	72,146	3,595
Other expense
Interest expense, net	(41,204)	—	—	(41,128)	(44)	(32)
Intercompany interest	—	—	—	16,767	(16,496)	(271)
Miscellaneous, net	(4,889)	—	—	—	(4,895)	6

Income (loss) before income taxes	15,150	—	(3)	(38,856)	50,711	3,298
Income tax (expense) benefit	(7,881)	—	—	13,400	(15,653)	(5,628)

Net income (loss) before equity in earnings of subsidiaries	7,269	—	(3)	(25,456)	35,058	(2,330)
Equity (deficit) in earnings of subsidiaries	—	(37,670)	7,272	32,728	(2,330)	—

Net income (loss)	$7,269	$(37,670)	$7,269	$7,272	$32,728	$(2,330)

Comprehensive income (loss)	$24,165	$(99,432)	$50,599	$24,168	$49,624	$(794)

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows (Unaudited)

Nine Months Ended September 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash (used in) provided by operating activities	$(365)	$—	$—	$(56,289)	$48,834	$7,090

Cash flows from investing activities:
Capital expenditures	(25,286)	—	—	—	(21,580)	(3,706)
Proceeds from sale of property, plant and equipment	47	—	—	—	9	38

Net cash used in investing activities	(25,239)	—	—	—	(21,571)	(3,668)
Cash flows from financing activities:
Debt repayments	(2,285)	—	—	(2,250)	(35)	—
Intercompany dividend (paid) received	—	—	—	—	3,383	(3,383)
Change in intercompany indebtedness	—	—	—	—	102	(102)

Net cash (used in ) provided by financing activities	(2,285)	—	—	(2,250)	3,450	(3,485)
Effect of exchange rate changes on cash	(14)	—	—	—	—	(14)

Net (decrease) increase in cash and cash equivalents	(27,903)	—	—	(58,539)	30,713	(77)
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$51,014	$—	$1	$3,026	$35,634	$12,353

Condensed Consolidating Statement of Cash Flows

Nine Months Ended September 30, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$49,249	$—	$(34)	$(38,950)	$79,624	$8,609

Cash flows from investing activities:
Capital expenditures	(29,867)	—	—	—	(24,100)	(5,767)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash used in investing activities	(27,899)	—	—	—	(23,524)	(4,375)
Cash flows from financing activities:
Issuances of debt	500	—	—	—	500	—
Debt repayments	(4,115)	—	—	(2,250)	(277)	(1,588)
Equity contribution	38	—	38	—	—	—
Change in intercompany indebtedness	—	—	—	86,200	(86,164)	(36)

Net cash (used in) provided by financing activities	(3,577)	—	38	83,950	(85,941)	(1,624)
Effect of exchange rate changes on cash	155	—	—	—	—	155

Net increase (decrease) in cash and cash equivalents	17,928	—	4	45,000	(29,841)	2,765
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$85,625	$—	$4	$45,016	$25,734	$14,871